Other amounts recoverable (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Amounts Recoverable
Regulatory credits recoverable	R$ 38,033	R$ 80,963